Fair Value Measurements - Underlying, Derivative - Carrying Value and Estimated Fair Value of Financial Instruments Recognized at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Interest Rate Swaps | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, assets	$ 5,601	$ 9,726
Interest rate swaps, liabilities	(8,381)	(4,984)
Interest Rate Swaps | Estimated Fair Value | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, assets	5,601	9,726
Interest rate swaps, liabilities	(8,381)	(4,984)
Foreign Exchange Contract | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, liabilities	(563)
Foreign Exchange Contract | Estimated Fair Value | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, liabilities	$ (563)